Organization and Basis of Presentation (Notes)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
ORGANIZATION AND BASIS OF PRESENTATION

As used in this report, the terms "Tesoro Logistics LP," "TLLP," the "Partnership," "we," "us," or "our" refer to Tesoro Logistics LP, one or more of its consolidated subsidiaries or all of them taken as a whole. References in this report to "Tesoro" or our "Sponsor" refer collectively to Tesoro Corporation and any of its subsidiaries, other than Tesoro Logistics LP, its subsidiaries and its general partner.

Organization

TLLP is a Delaware limited partnership formed in December 2010 by Tesoro Corporation and its wholly owned subsidiary, Tesoro Logistics GP, LLC ("TLGP"), our general partner. On April 26, 2011, we completed our initial public offering (the "Initial Offering") of 14,950,000 common units representing limited partner interests.

The Partnership includes the assets, liabilities and results of operations of certain crude oil gathering and crude oil and refined products terminalling, transportation and storage assets, previously operated and owned by Tesoro.

Principles of Combination and Consolidation and Basis of Presentation

The financial statements presented herein contain the unaudited condensed combined financial results of Tesoro Logistics LP Predecessor (the "TLLP Predecessor"), our predecessor for accounting purposes, for periods presented through April 25, 2011. The TLLP Predecessor includes the financial results of the initial assets acquired from Tesoro during the initial public offering. The unaudited condensed consolidated financial results for the three and six months ended June 30, 2012 and 2011 also include the results of operations for TLLP for the period beginning April 26, 2011, the date TLLP commenced operations.

Transfers of a business between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior periods are retrospectively adjusted to furnish comparative information. As an entity under common control with Tesoro, we record the assets that we acquire from Tesoro on our balance sheet at Tesoro's historical basis instead of fair value.

Effective April 1, 2012, we entered into a transaction (the "Martinez Marine Terminal Acquisition") with Tesoro and TLGP pursuant to which TLLP acquired from Tesoro the Martinez crude oil marine terminal assets (collectively, the "Martinez Crude Oil Marine Terminal"). Effective September 14, 2012, we entered into a transaction (the "Long Beach Assets Acquisition") with Tesoro and TLGP pursuant to which TLLP acquired from Tesoro the Long Beach marine terminal assets and related short-haul pipelines, including the Los Angeles ("LA") short-haul pipelines (collectively, the "Long Beach Assets"). These transactions were transfers between entities under common control. Accordingly, the accompanying financial statements and related notes of the TLLP Predecessor and TLLP have been retrospectively adjusted to include the historical results of the Martinez Crude Oil Marine Terminal for the six months ended June 30, 2012 and the three and six months ended June 30, 2011 and the Long Beach Assets for all periods presented. We refer to the historical results of the TLLP Predecessor, the Martinez Crude Oil Marine Terminal and the Long Beach Assets, collectively as our "Predecessor(s)." See Note B for additional information regarding subsequent events, including further information regarding the acquisitions.

The accompanying financial statements and related notes present the combined financial position, results of operations, cash flows and equity of our Predecessors at historical cost. The financial statements of our Predecessors have been prepared from the separate records maintained by Tesoro and may not necessarily be indicative of the conditions that would have existed or the results of operations if our Predecessors had been operated as an unaffiliated entity. Our Predecessors did not record revenue for intercompany trucking, terminalling, storage and short-haul pipeline transportation services. All intercompany accounts and transactions have been eliminated.

The interim condensed combined consolidated financial statements and notes thereto have been prepared by management without audit according to the rules and regulations of the Securities and Exchange Commission ("SEC") and reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of results for the periods presented. Such adjustments are of a normal recurring nature, unless otherwise disclosed.

Certain information and notes normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") have been condensed or omitted pursuant to the SEC's rules and regulations. However, management believes that the disclosures presented herein are adequate to present the information fairly. The accompanying interim condensed combined consolidated financial statements and notes should be read in conjunction with our annual audited financial statements included in a Form 8-K filed with the SEC on December 14, 2012, which retrospectively adjust our historical financial statements to include the activities of the Long Beach Assets.

We prepare our condensed combined consolidated financial statements in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. We review our estimates on an ongoing basis using currently available information. Changes in facts and circumstances may result in revised estimates, and actual results could differ from those estimates. The results of operations of the Partnership, or our Predecessors, for any interim period are not necessarily indicative of results for the full year. Certain prior year balances have been aggregated or disaggregated in order to conform to the current year presentation.

We have evaluated subsequent events through the filing of this Form 8-K. See Note O for additional information related to subsequent events, including the acquisition of the Anacortes rail unloading facility assets (collectively, the "Anacortes Rail Facility") from Tesoro.

We record our financial instruments including cash and cash equivalents, receivables, accounts payable and certain accrued liabilities at their carrying value. We believe the carrying value of our financial instruments approximates fair value. Our fair value assessment incorporates a variety of considerations, including:

•	the short term duration of the instruments (less than 10% of our trade payables and none of our trade receivables have been outstanding for greater than 90 days); and

•	the expected future insignificance of bad debt expense, which includes an evaluation of counterparty credit risk.

Additionally, our debt approximates fair value as our borrowings are under a revolving credit facility, which is subject to a variable interest rate.